Defined Contribution Plan	12 Months Ended
Mar. 31, 2023
Retirement Benefits [Abstract]
Defined Contribution Plan

Note 12. Defined Contribution Plan

The Company has a defined contribution 401(k) plan covering substantially all employees. During the year ended March 31, 2015, the 401(k) plan was amended (the “Amended Plan”) to include an employer matching provision. Under the terms of the Amended Plan, the Company will make matching contributions on up to the first 6% of compensation contributed by its employees. Amounts expensed under the Company’s 401(k) plan for the years ended March 31, 2023 and 2022 were approximately $10,000 and $25,000, respectively.